Commitments and Pledges - Lease commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and pledges
Lease commitments	€ 336	€ 6,074	€ 62
Not later than one year
Commitments and pledges
Lease commitments	117	1,090	53
Between one and five years
Commitments and pledges
Lease commitments	€ 219	€ 4,984	€ 9